Mortgage Banking Activities, Mortgage Servicing Rights Carried at Fair Value (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 15,580
Changes in fair value:
Net changes in valuation model inputs or assumptions	(2,122)	3,398	(2,893)
Other changes in fair value	(1,909)	(2,242)	(3,061)
Total changes in fair value	(4,031)	1,156	(5,954)
Fair value, end of year	12,738	15,580
Carried at fair value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	15,580	11,538	12,603
Servicing from securitizations or asset transfers	1,196	3,469	5,182
Sales	(7)	(583)	(293)
Net additions	1,189	2,886	4,889
Changes in fair value:
Net changes in valuation model inputs or assumptions	(2,122)	3,398	(2,893)
Other changes in fair value	(1,909)	(2,242)	(3,061)
Total changes in fair value	(4,031)	1,156	(5,954)
Fair value, end of year	12,738	15,580	11,538
Carried at fair value [Member] | Mortgage interest rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	(2,150)	4,362	(2,092)
Carried at fair value [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	(20)	(228)	(677)
Carried at fair value [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	(55)	0	(397)
Carried at fair value [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	$ 103	$ (736)	$ 273